Long-term Debt - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, face amount		$ 50,000,000	$ 50,000,000	$ 50,000,000
6.5% Fixed to Floating Rate Subordinated Debentures, Due March 31, 2026
Debt Instrument [Line Items]
Long-term debt, fixed interest rate	6.50%		6.50%	6.50%
Debt instrument, due date	Mar. 31, 2026		Mar. 31, 2026	Mar. 31, 2026
Debt instrument, face amount	$ 50,000,000
Debt instrument, fixed to floating interest rate conversion date	Mar. 31, 2021
Debt instrument, floating rate description		3 month London Interbank Offered Rate (LIBOR) plus 516 basis points	3 month LIBOR plus 516 basis points
Debt instrument, basis points	5.16%
Tier-1 capital		$ 35,000,000	$ 35,000,000
Debt instrument, redemption period, start date			Mar. 31, 2021